Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	¥ 22,109	¥ 2,359
Other derivatives not designated as hedging instruments assets at fair value	629	874
Derivative assets	22,738	3,233
Derivative instruments in hedges, liabilities, at fair value	1,613	3,049
Other derivatives not designated as hedging instruments liabilities at fair value	1,656	2,488
Derivative liabilities	3,269	5,537
Forward Exchange Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	202	76
Other derivatives not designated as hedging instruments assets at fair value	518	822
Forward Exchange Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value	18	22
Forward Exchange Contracts | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	10	304
Other derivatives not designated as hedging instruments liabilities at fair value	540	609
Forward Exchange Contracts | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	101	82
Interest Rate Swap Agreements | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	4	153
Other derivatives not designated as hedging instruments assets at fair value	92
Interest Rate Swap Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	196	248
Other derivatives not designated as hedging instruments liabilities at fair value	53	168
Interest Rate Swap Agreements | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	1,135	728
Other derivatives not designated as hedging instruments liabilities at fair value	588	533
Currency Swap Agreement | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	1	1,809
Other derivatives not designated as hedging instruments assets at fair value	1
Currency Swap Agreement | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	21,902	321
Other derivatives not designated as hedging instruments assets at fair value		30
Currency Swap Agreement | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	3	1,769
Other derivatives not designated as hedging instruments liabilities at fair value	5
Currency Swap Agreement | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	269
Currency Option Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	40	235
Currency Option Agreements | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	¥ 329	¥ 861